Summary of accounting policies - Summary of Product Warranty (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance	$ 22,591	$ 10,485	$ 10,485	$ 17,085
Provision (release) for warranties issued	(1,582)	127	13,099	(5,159)
Payments	(278)	(225)	(993)	(1,441)
Ending balance	$ 20,731	$ 10,387	$ 22,591	$ 10,485